Trade and Other Payables - Summary of Trade and Other Payables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current liabilities
Trade payables	₩ 1,036,707	₩ 1,297,752
Other payables	6,358,084	6,757,170
Total	7,394,791	8,054,922
Non-current liabilities
Trade payables	1,035	3,202
Other payables	577,374	816,356
Total	₩ 578,409	₩ 819,558